UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-1548


                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004
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ITEM 1. SCHEDULE OF INVESTMENTS.

ARMSTRONG ASSOCIATES, INC.
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2004
(UNAUDITED)

Shares   Industry & Issue                                          Market Value
--------------------------------------------------------------------------------
         AEROSPACE                              3.9%

  5,000  Boeing Company                                           $   258,100
  4,000  United Technologies                                          373,520

         BROADCASTING,  MEDIA & ADVERTISING     7.2%

  6,000  Clear Channel Communication                                  187,020
  5,000  Omnicom                                                      365,300
 13,000  Spanish Broadcasting                                         127,920
 30,000  Time Warner                                                  484,200

         BUSINESS SERVICES                      3.8%

 10,500  Iron Mountain                                                355,425
  9,000  Staples, Inc                                                 268,380

         CHEMICAL PRODUCTS AND RELATED          9.2%

 15,000  Avery Dennison Corp                                          986,700
 12,000  Praxair Inc                                                  512,880

         COMMUNICATIONS AND RELATED             3.0%

 24,000  Corning, Inc                                                 265,920
 25,000  Tellab, Inc                                                  229,750

         COMPUTER, SOFTWARE & RELATED           9.8%

  8,000  Dell Computer                                                284,800
 10,000  Intel Corporation                                            200,600
 48,000  Oracle Systems Corp                                          541,440
 10,000  Microsoft                                                    276,500
  5,000  UTI Worldwide                                                294,050

         CONSUMER PRODUCTS                      9.5%

  7,232  Gillette Corp                                                301,864
  6,000  Kimberly Clark                                               387,540
1 6,000  Wal-Mart Stores                                              851,200

         ENVIRONMENTAL SERVICES                 5.5%

  7,000  Pentair                                                      244,370
 12,000  Waste Connection                                             380,160
 10,000  Waste Management                                             273,400

         FINANCIAL & RELATED                    2.1%

  8,000  Bank of America                                              346,640

         FOOD AND  BEVERAGES                    6.0%

 20,000  Pepsico, Inc                                                 973,000

         LEISURE TIME                           2.1%

  8,000  Royal Caribbean                                              348,800

         MEDICAL AND RELATED                   16.5%

 20,000  Abbott Laboratories                                          847,200
  6,000  AMGEN                                                        340,860
  2,500  Hospira                                                       76,500
 20,000  Medtronics, Inc                                            1,038,000
 12,284  Pfizer, Inc                                                  375,890

         RESTAURANTS                            2.7%

 14,000  Brinker International                                        436,100
                                                                  -----------
         CASH, SHORT TERM DEBT AND
         RECEIVABLES LESS LIABILITIES                               3,029,305
                                                                  -----------

         Total Net Assets                                         $16,263,335
                                                                  ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

Date: November 22, 2004